Bonds - Additional Information (Detail) S/ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Aug. 23, 2017 USD ($)	Feb. 28, 2015 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2016 PEN (S/)
Disclosure of detailed information about borrowings [line items]
Fair value of bonds				S/ 1,014.0	S/ 1,037.0
Mizuho Bank Ltd And Sumitomo Mitsui Banking Corporation [member]
Disclosure of detailed information about borrowings [line items]
Working capital loan | $		$ 80
Working capital loan disbursed | $	$ 62
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				12.00%	12.00%
Top of range [member] | Concession Agreement [member]
Disclosure of detailed information about borrowings [line items]
Sale and purchase agreement | $		$ 316
Top of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				11.00%	8.90%
Discounted cash flows rates				7.59%	5.45%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				7.00%	7.00%
Bottom of range [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				2.90%	2.40%
Discounted cash flows rates				4.32%	4.09%
GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds			S/ 629.0
Maturity period of bonds			November 2039
Interest rate			4.75%
Bonds amortized				S/ 79.0	S/ 67.7
Accrued interest and VAC adjustments payable				S/ 86.8	S/ 72.0
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Issue of corporate bonds						S/ 365.0